                                                                                                                   February 23, 2010

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      Wells Fargo Funds Trust
           Registration Statement on Form N-14
           File Number:  333-

Ladies and Gentlemen:

Pursuant to the Securities Act of 1933, as amended (the “Securities Act”) and the General Rules and Regulations thereunder, enclosed for filing electronically is the Registration Statement on Form N-14 of Wells Fargo Funds Trust (the "Trust").  This filing relates to the acquisition of the assets of:

-- Wells Fargo Advantage Growth Equity Fund, a series of the Trust, by and in exchange for shares of Wells Fargo Advantage Diversified Equity Fund (an “Acquiring Fund”), a series of the Trust;

-- Wells Fargo Advantage Large Cap Appreciation Fund, a series of the Trust, by and in exchange for shares of Wells Fargo Advantage Capital Growth Fund (an “Acquiring Fund”), a series of the Trust;

-- Wells Fargo Advantage Stable Income Fund, a series of the Trust, by and in exchange for shares of Wells Fargo Advantage Ultra Short-Term Income Fund (an “Acquiring Fund”), a series of the Trust;

-- Wells Fargo Advantage Aggressive Allocation Fund, a series of the Trust, by and in exchange for shares of Wells Fargo Advantage Growth Balanced Fund (an “Acquiring Fund”), a series of the Trust;

-- Wells Fargo Advantage Strategic Income Fund, a series of the Trust, by and in exchange for shares of Wells Fargo Advantage High Income Fund (an “Acquiring Fund”), a series of the Trust;

The Prospectus/Proxy Statement which constitutes Part A of the Registration Statement will be used in connection with a special joint meeting of shareholders of Wells Fargo Advantage Growth Equity Fund, Wells Fargo Advantage Large Cap Appreciation Fund, Wells Fargo Advantage Stable Income Fund, Wells Fargo Advantage Aggressive Allocation Fund and Wells Fargo Advantage Strategic Income Fund (the “Target Funds”), at which shareholders of the Target Funds will be asked to vote on the proposed acquisition of their fund by the respective Acquiring Funds listed above.  Included in the Registration Statement is the form of proxy that will be used in connection with such meeting of shareholders.

At this time, the Registrant respectively requests an effective date of March 25, 2010 pursuant to Rule 488 under the Securities Act.

No registration fee is being paid at the time of filing because the Trust has previously filed an election under Rule 24f-2 under the Investment Company Act of 1940, as amended, to register an indefinite number of shares.

Any questions or comments with respect to this filing may be directed to the undersigned at (617) 210-3682.

Very truly yours,

/s/ Maureen E. Towle

Maureen E. Towle, Esq.
Wells Fargo Legal Department

Enclosures

cc: Marco E. Adelphio, Esq.